Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
17. LEASES

[a]
The Company has entered into leases primarily for real estate, manufacturing equipment, and vehicles with terms that typically range from 1 to 15 years, excluding land use rights which generally extend over
90
years. These leases often include
options to extend the term of the lease
, most often for a period of 5 years. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.

Costs associated with the Company’s operating lease expense were as follows:

	2024	2023

Operating lease expense	$410	$353
Short-term lease expense	21	18
Variable lease expense	30	27
Total lease expense	$461	$398
Supplemental information related to the Company’s operating leases is as follows:

	2024	2023

Operating cash flows – cash paid	$438	$366
New right-of-use assets	$748	$320
Weighted-average remaining lease term	9 years	8 years
Weighted-average discount rate	6.3%	5.4%

[b]	Operating lease liabilities consist of:

Current operating liabilities	$293	$399
Non-current operating lease liabilities	1,662	1,319
Total lease liabilities	$1,955	$1,718

[c]	Future annual payments for operating leases are as follows [i] :

2025	$379
2026	333
2027	298
2028	264
2029	230
Thereafter	1,006
2,510
Less: amount representing interest	555
Total lease liabilities	$1,955

[i]	Excludes $11 million of future payments for leases, primarily for manufacturing facilities, commencing during 2025 .

[d]	The Company’s finance leases were not material for any of the periods presented.